Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC  20004

February 13, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          Rydex Variable Trust (File Nos. 333-57017 and 811-08821)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Rydex Variable Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A. This filing is being made for the purpose of reflecting (i) a revised investment strategy for the Commodities Strategy Fund, which has been revised to include disclosure relating to the Fund’s investment in a wholly-owned controlled foreign corporation (CFC); (ii) a name change and corresponding investment strategy and benchmark changes for the Japan 1.25x Strategy Fund; and (iii) a revised investment strategy for the International Rotation Fund, which has been revised to include disclosure relating to the currency overlay strategy to be employed by the Fund’s sub-adviser.

In addition to those changes listed above, we have also revised the principal investment strategies for the Domestic Equity Funds, Domestic Equity – Style Funds, Sector Funds, Europe 1.25x Strategy Fund, Fixed Income Funds, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund.  These revisions were made in response to SEC staff comments on Post-Effective Amendment No. 15 to the Rydex Dynamic Funds’ registration statement on Form N-1A, which the staff requested be made correspondingly, as applicable, in the Rydex Series Funds’ registration statement.  To maintain consistency with Rydex Series Funds, which offers funds with identical names, investment objectives and principal investment strategies to those listed above, we have made corresponding changes in PEA No. 39 for the Trust.  While we do not deem any of these changes to be “material,” but rather clarifications and expansions of existing disclosure, we wanted to bring these changes to your attention.

Please direct any questions or comments you may have to my attention at the address listed above.  In addition, please feel free to contact me at 202.739.5896 with your questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi